Notes Payable	6 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Notes Payable

6.	Notes Payable

Notes Payable - Related Parties

The following is a summary of notes payable – related parties at December 31, 2021 and June 30, 2021:

	December 31, 2021
	Outstanding	Accrued
	Principal	Interest
Related entity 1	$6,147,021	$72,852
Related entity 2	6,549,422	54,849
Related entity 3	379,525	8,226
Related entity 4	650,708	117,620
Related entity 5	181,744	1,363
Related entity 6	32,750	246
	$13,941,170	$255,156

	June 30, 2021
	Outstanding	Accrued
	Principal	Interest
Related entity 1	$2,978,066	$29,875
Related entity 2	357,025	5,532
Related entity 3	3,087,689	47,728
Related entity 4	3,668,938	93,150
Related entity 5	417,237	5,862
	$10,508,955	$182,147

In September 2021, the Company converted $4,428,589 in principal and $102,054 in accrued interest into 6,937 shares of Series G convertible preferred stock. As of December 31, 2021, the remaining outstanding amounts of the related party notes payable were extended through September 30, 2026.

Notes in the amount of $10,115,962 are unsecured and bear interest at 3% per annum. Notes in the amount of $3,542,130 do not have a stated interest rate and are included in current liabilities. $210,435 of notes payable is secured by accounts receivable (see Note 3. Investment in Pala Diagnostics for additional information). Each entity has significant influence or common ownership with the Company’s Chief Executive Officer.

As of December 31, 2021 and June 30, 2021 total accrued interest for Notes Payable-Related Parties was $255,156 and $182,147, respectively. The Company recorded interest expense from Notes Payable-Related Party for six months ended December 30, 2021 and 2020 of $173,007 and $95,998, respectively.